Commitments and Contingencies - Additional Information (Detail) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Commitments And Contingencies [Line Items]
Operating lease, rent expense				$ 872,000	$ 1,300,000
Denver, Colorado [Member]
Commitments And Contingencies [Line Items]
Lease term							5 years
Operating lease, rent expense		$ 60,000	$ 120,000	$ 231,000	$ 209,000
Denver, Colorado [Member] | TMG [Member]
Commitments And Contingencies [Line Items]
Sublease arrangement, description		In February of 2018, the Company began to sublease a portion of the office space to a subsidiary of TMG for $5 thousand a month through December 2018 and $2 thousand a month beginning January 2019		In February of 2018, the Company began to sublease a portion of the office space to a subsidiary of TMG for $5 thousand a month
Fort Lupton, Colorado [Member]
Commitments And Contingencies [Line Items]
Lease term	1 year					2 years
Lease, description	In January 2019, the Company extended its lease for one year for yard space from an unrelated party in Fort Lupton, Colorado. The lease called for monthly payments of $2,000 through December 31, 2019.			In 2016, the Company entered into a two-year operating lease for yard space from an unrelated party in Fort Lupton, Colorado. The lease called for monthly payments of $2,000 through May 2018.